Intangible Assets - Summary of Detailed Information About Intangible Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	€ 163.5
Ending balance	202.4	€ 163.5
Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	206.9	121.7
Additions	10.1	8.6
Disposals	9.7	6.0
Reclassifications	0.0	0.0
Currency differences	6.6	(10.7)
Acquisition of subsidiaries and businesses	43.3	93.3
Ending balance	257.2	206.9
Cumulative depreciation and impairment charges
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(43.4)	(32.3)
Amortization	16.8	16.6
Disposals	(5.5)	(5.4)
Currency differences	0.1	(0.1)
Ending balance	(54.8)	(43.4)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	53.7
Ending balance	57.8	53.7
Goodwill | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	53.7	3.0
Additions	0.0	0.0
Disposals	0.0	0.0
Reclassifications	0.0	0.0
Currency differences	4.1	(6.8)
Acquisition of subsidiaries and businesses	0.0	57.5
Ending balance	57.8	53.7
Goodwill | Cumulative depreciation and impairment charges
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0.0	(0.0)
Amortization	0.0	0.0
Disposals	0.0	(0.0)
Currency differences	0.0	0.0
Ending balance	0.0	0.0
Concessions, licenses, in-process R&D and similar rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	103.8
Ending balance	136.8	103.8
Concessions, licenses, in-process R&D and similar rights | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	147.2	116.3
Additions	5.9	4.2
Disposals	8.5	5.4
Reclassifications	1.2	0.2
Currency differences	2.5	(3.9)
Acquisition of subsidiaries and businesses	43.3	35.8
Ending balance	191.6	147.2
Concessions, licenses, in-process R&D and similar rights | Cumulative depreciation and impairment charges
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(43.4)	(32.3)
Amortization	16.8	16.6
Disposals	(5.5)	(5.4)
Currency differences	0.1	(0.1)
Ending balance	(54.8)	(43.4)
Advance payments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	6.0
Ending balance	7.8	6.0
Advance payments | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	6.0	2.4
Additions	4.2	4.4
Disposals	1.2	0.6
Reclassifications	(1.2)	(0.2)
Currency differences	0.0	0.0
Acquisition of subsidiaries and businesses	0.0	0.0
Ending balance	7.8	6.0
Advance payments | Cumulative depreciation and impairment charges
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0.0	0.0
Amortization	0.0	0.0
Disposals	0.0	0.0
Currency differences	0.0	0.0
Ending balance	€ 0.0	€ 0.0